Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Current assets:
Cash	$ 14,692	$ 30,823
Prepaid expenses	2,500	60,750
Prepaid income taxes	287,911
Prepaid franchise taxes	26,165
Total current assets	331,268	91,573
Dividend receivable	66,155	243,073
Investments held in Trust Account	18,666,931	55,495,253
TOTAL ASSETS	19,064,354	55,829,899
Current liabilities:
Accrued expenses	884,628	492,826
Working capital and extension loans – related party	2,976,966	1,791,000
Business combination deposits	200,000	200,000
Income tax payable		358,882
Franchise tax payable		12,300
Excise tax payable	462,021	81,578
Total current liabilities	4,548,615	2,961,586
Deferred tax liability	13,893	51,045
Deferred underwriting discounts and commissions	2,012,500	2,012,500
TOTAL LIABILITIES	6,575,008	5,025,131
Commitments and contingencies
Common stock subject to possible redemption, 1,595,871 and 4,991,461 shares at redemption value of $11.91 and $11.10 per share as of March 31, 2025 and 2024, respectively	19,007,601	55,426,618
Stockholders’ deficit:
Common stock, $0.0001 par value, 15,000,000 shares authorized, 1,846,250 shares issued and outstanding as of March 31, 2025 and 2024	185	185
Additional paid-in capital
Accumulated deficit	(6,518,440)	(4,622,035)
Total stockholders’ deficit	(6,518,255)	(4,621,850)
TOTAL LIABILITIES, TEMPORARY EQUITY, AND STOCKHOLDERS’ DEFICIT	19,064,354	55,829,899
Related Party
Current liabilities:
Due to related parties	$ 25,000	$ 25,000